OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2010
OTHER LONG TERM LIABILITIES
OTHER LONG TERM LIABILITIES

NOTE 13. OTHER LONG TERM LIABILITIES

          Other long term liabilities at each respective period consisted of the following:

	December 31, 2010	December 31, 2009
	(in thousands)
Fair value of interest rate swap agreements	$3,074	$14,679
Liability for unrecognized tax benefits	8,720	6,776
Rent escalations	10,566	10,569
Other	11,590	7,496

Total	$33,950	$39,520